Property, Plant and Equipment - Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	$ 4,741	$ 4,277
Additions	448	1,694
Disposals	(301)
Depreciation expense	(1,070)	(1,326)
Foreign exchange movements	264	207
Impairment	(28)	(111)
Balance at the end of the year	4,054	4,741		$ 4,741
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	2,728	2,541
Additions	1,362	227
Disposals
Depreciation expense	(501)	(238)
Foreign exchange movements	(23)	198
Impairment
Balance at the end of the year	3,566	2,728		2,728
Bendon Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	4,741		$ 6,209	4,964	$ 6,853	$ 5,340
Additions			723	2,317	2,703	4,701
Disposals				(122)
Depreciation expense			(1,664)	(2,724)	(2,966)	(3,360)
Foreign exchange movements			(23)	306	(381)	172
Impairment			(281)
Balance at the end of the year		4,741	4,964	4,741	6,209	6,853
Bendon Limited [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	2,728		2,795	2,691	3,342	3,841
Additions			241	285	205	96
Disposals				(4)
Depreciation expense			(296)	(496)	(469)	(657)
Foreign exchange movements			(49)	252	(283)	62
Impairment
Balance at the end of the year		2,728	2,691	2,728	2,795	3,342
Bendon Limited [Member] | Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	$ 2,013		3,414	2,273	3,511	1,038
Additions			482	2,032	2,498	4,605
Disposals				(118)
Depreciation expense			(1,368)	(2,228)	(2,497)	(2,242)
Foreign exchange movements			26	54	(98)	110
Impairment			(281)
Balance at the end of the year		$ 2,013	$ 2,273	$ 2,013	3,414	3,511
Bendon Limited [Member] | Property, Plant and Equipment Under Finance Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period						461
Additions
Depreciation expense						(461)
Foreign exchange movements
Balance at the end of the year